Basic and Diluted Earnings Per Share Information (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - R / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Basic and Diluted Earnings Per Share Information [Abstract]
Diluted earnings per share (ZAR)	R 23.85	R 19.29	R 15.24